As filed with the Securities and Exchange Commission on January 29, 2009

Registration No. 33-63246

811-7754

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

JANUS ANNUITY

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 13

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14

WRL SERIES ANNUITY ACCOUNT B

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8383

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on January 30, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Prospectus, Statement of Additional Information and Exhibits for the WRL Series Annuity Account B Form N-4 Registration Statement (33-63246 and 811-7754) filed on April 23, 2004 and any subsequent filings are hereby incorporated by reference.

Janus Annuity

Variable Annuity

Issued Through

WRL Series Annuity Account B

By

Western Reserve Life Assurance Co. of Ohio

Supplement Dated January 30, 2009

to the

Prospectus dated May 1, 2004

This supplement updates information in, and should be read in conjunction with, the prospectus dated May 1, 2004, describing the variable annuity contracts (each a “Contract”) that were issued by Western Reserve Life Assurance Co. of Ohio and funded by WRL Series Annuity Account B (the “Separate Account”). You can obtain a copy of the prospectus for your Contract by calling us at (800) 851-9777 or writing us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001.

The following investment choice will be added to your policy on or about January 30, 2009: The prospectus for the Transamerica Money Market VP should be distributed to all contract owners with the supplement.

Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Money Market VP

The following hereby amends and to the extent inconsistent replaces, the corresponding section of the SUMMARY beginning on page 4 of the Prospectus:

4.	INVESTMENT CHOICES

You can allocate your purchase payments to any of the 13 underlying fund portfolios available as investment choices under the Contract and described in the underlying fund prospectuses. The portfolios now available to you under the Contract are:

Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Money Market VP

Janus Aspen Series – Institutional Shares

Managed by Janus Capital Management LLC

Janus Aspen – Balanced Portfolio

Janus Aspen – Fundamental Equity Portfolio

Janus Aspen – Flexible Bond Portfolio

Janus Aspen – Forty Portfolio

Janus Aspen – Growth and Income Portfolio

Janus Aspen – Global Life Sciences Portfolio

Janus Aspen – Global Technology Portfolio

Janus Aspen – Large Cap Growth Portfolio

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Perkins Mid Cap Value Portfolio

Janus Aspen – Money Market Portfolio

Janus Aspen – Worldwide Growth Portfolio

Effective May 1, 2009, the Janus Aspen – Money Market Portfolio will be liquidated and no longer available as an investment choice.

INQUIRIES

If you need additional information, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-800-851-9777 (Monday-Friday 8:30-7:00p.m. Eastern Time)

www.westernreserve.com

The following hereby amends and to the extent inconsistent replaces, the ANNUITY CONTRACT FEE TABLE beginning on page 8 of the Prospectus:

ANNUITY CONTRACT FEE TABLE

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you make purchase payments, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the general account.

Owner Transaction Expenses:
Sales Load on Purchase Payments	None
Maximum Withdrawal Charge (as a % of purchase payments)(1)	None
Transfer Charge(2)	$10 after 12 per year

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Contract Charge	$30 per Contract Year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Mortality and Expense Risk Charge(3)	0.50%
Administrative Charge (3)	0.15%
Total Separate Account Annual Expenses	0.65%

(1)

We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.

(2)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(3)

These charges apply to each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period; they also apply during the income phase if you elect variable annuity income payments.

The next item shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

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Total Portfolio Annual Operating Expenses:	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.40%	1.48%

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$319	$975	$1,655	$3,467
If the contract is annuitized at the end of the applicable time period or if you do not surrender your contract.	$319	$975	$1,655	$3,467

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends and to the extent inconsistent replaces, the corresponding section of 4. INVESTMENT CHOICES beginning on page 14 of the Prospectus:

4.	INVESTMENT CHOICES

The Separate Account

The following subaccounts are available under the Contract. The subaccounts invest in shares of various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Contract are listed below. The following investment choices are currently offered through this Contract.

Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Money Market VP

Janus Aspen Series – Institutional Shares

Managed by Janus Capital Management LLC

Janus Aspen – Balanced Portfolio

Janus Aspen – Fundamental Equity Portfolio

Janus Aspen – Flexible Bond Portfolio

Janus Aspen – Forty Portfolio

Janus Aspen – Growth and Income Portfolio

Janus Aspen – Global Life Sciences Portfolio

Janus Aspen – Global Technology Portfolio

Janus Aspen – Large Cap Growth Portfolio

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Perkins Mid Cap Value Portfolio

Janus Aspen – Money Market Portfolio

Janus Aspen – Worldwide Growth Portfolio

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The general public may not purchase these portfolios, but they may be sold to other insurance companies and qualified plans. Their names and investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of such other portfolios and mutual funds will be comparable to those of the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information, including an explanation of each portfolio’s investment objective and risks, may be found in the current prospectuses for the underlying fund portfolios. You should read the prospectuses for the portfolios carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the prospectus for any underlying fund portfolio available as an investment choice under the Contract.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

Disruptive Trading and Marketing Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other

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insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

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Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies.    The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders.    Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The following hereby amends, 5. EXPENSES beginning on page 18 of the prospectus:

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur.

Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us

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to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $24,366,029.88 from TAM pursuant to these arrangements. Only a small portion of the $24M amount referred to was attributable to the money market portfolio. We anticipate receiving comparable amounts in the future.

Other Payments. We and our affiliates, including TCI InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees;

•	may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives;

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies;

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts.

The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2007, TCI received revenue sharing payments ranging from $2,500 to $49,350 (for a total of $381,768.22) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc. , Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM, Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product. Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts” below in this prospectus supplement.

The following hereby amends and to the extent inconsistent replaces the corresponding section of 10. OTHER INFORMATION beginning on page 26 of the prospectus:

Western Reserve Life Assurance Co. of Ohio

Western Reserve Life Assurance Co. of Ohio Western Reserve Life Assurance Co. of Ohio was incorporated under the laws of the State of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of

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its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York. The Company is obligated to pay all benefits under the policy.

All obligations arising under the Contracts, including the promise to make annuity payments are general corporate obligations of Western Reserve Life Assurance Co. of Ohio.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. Our affiliate, TCI, replaced our affiliate AFSG as principal underwriter for the Contracts, effective May 1, 2007. Neither TCI nor AFSG is or was compensated for its services as principal underwriter of the Contracts.

The Contracts are no longer sold to new purchasers, but additional purchase payments may be made under existing Contracts. Additional purchase payments should be directed to Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

No sales commissions are payable in connection with the sale of the Contracts.

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The following hereby amends, and to the extent inconsistent replaces, the corresponding APPENDIX A—CONDENSED FINANCIAL INFORMATION beginning on page 31 of the prospectus:

CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information in the Statement of Additional Information.

The following table sets forth certain information regarding the Sub-Accounts for the period from commencement of business operation of these Sub-Accounts on December 31, 1999, through December 31, 2008.

Financial statements for the Variable Account and Transamerica and reports of the independent registered public accounting firm are available in the Statement of Additional Information.

Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Balanced Portfolio Subaccount Inception Date September 13, 1993	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$42.199 $38.426 $34.932 $32.570 $30.210 $26.658 $28.681 $30.280 $31.187 $24.764	$35.285 $42.199 $38.426 $34.932 $32.570 $30.210 $26.658 $28.681 $30.280 $31.187	412,611.205 463,921.000 519,851.000 548,981.185 598,062.124 692,269.000 867,177.665 929,488.974 944,768.965 882,216.822
Janus Aspen – Fundamental Equity Portfolio Subaccount Inception Date May 1,1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$34.039 $30.847 $28.239 $24.570 $21.800 $17.825 $21.952 $25.036 $27.411 $19.487	$19.557 $34.039 $30.847 $28.239 $24.570 $21.800 $17.825 $21.952 $25.036 $27.411	248,480.819 291,282.000 369,530.000 417,199.853 403,717.675 469,979.000 539,072.521 575,494.859 627,362.600 692,274.711
Janus Aspen – Flexible Bond Portfolio Subaccount Inception Date September 13, 1993	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$24.189 $22.746 $21.968 $21.680 $20.990 $19.853 $18.087 $16.898 $16.008 $15.858	$25.480 $24.189 $22.746 $21.968 $21.680 $20.990 $19.853 $18.087 $16.898 $16.008	284,391.088 257,912.000 284,094.000 370,049.365 441,119.991 619,839.000 971,101.924 635,746.093 326,843.057 324,319.325
Janus Aspen – Forty Portfolio Subaccount Inception Date May 1,1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$40.602 $29.832 $27.460 $24.490 $20.850 $17.411 $20.782 $26.705 $32.853 $19.801	$22.529 $40.602 $29.832 $27.460 $24.490 $20.850 $17.411 $20.782 $26.705 $32.853	566,899.167 659,277.000 682,502.000 816,704.085 890,381.296 1,005,534.000 1,140,915.778 1,357,637.610 1,630,542.736 1,511,875.364
Janus Aspen – Growth and Income Portfolio Subaccount Inception Date May 1, 1998	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$20.895 $19.338 $18.012 $16.140 $14.510 $11.809 $15.149 $17.602 $20.625 $11.928	$12.212 $20.895 $19.338 $18.012 $16.140 $14.510 $11.809 $15.149 $17.602 $20.625	364,832.500 417,744.000 542,886.000 607,674.113 654,143.656 826,769.000 803,882.912 980,198.793 1,044,296.153 808,516.942

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Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Life Sciences Portfolio Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002 2001 2000	$13.740 $11.332 $10.700 $9.560 $8.400 $6.700 $9.545 $11.496 $10.000	$9.707 $13.740 $11.332 $10.700 $9.560 $8.400 $6.700 $9.545 $11.496	200,648.381 246,457.000 302,481.000 362,562.544 427,396.625 454,880.000 498,792.525 625,947.355 955,196.158
Janus Aspen – Global Technology Portfolio Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002 2001 2000	$5.318 $4.385 $4.082 $3.680 $3.670 $2.517 $4.277 $6.842 $10.00	$2.974 $5.318 $4.385 $4.082 $3.680 $3.670 $2.517 $4.277 $6.842	387,334.655 508,395.000 557,770.000 678,321.181 1,146,207.060 1,457,610.000 953,632.592 1,319,222.615 1,180,148.176
Janus Aspen – Large Cap Growth Portfolio Subaccount Inception Date September 13,1993	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$31.088 $27.188 $24.569 $23.710 $22.840 $17.448 $23.897 $31.957 $37.644 $26.315	$18.618 $31.088 $27.188 $24.569 $23.710 $22.840 $17.448 $23.897 $31.957 $37.644	690,082.546 737,536.000 846,306.000 965,846.852 1,228,593.214 1,652,555.000 1,670,391.417 2,034,502.405 2,309,698.040 2,014,953.327
Janus Aspen – Mid Cap Growth Portfolio Subaccount Inception Date September 13, 1993	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$44.257 $36.501 $32.337 $28.980 $24.160 $17.998 $25.137 $41.786 $61.688 $27.546	$24.745 $44.257 $36.501 $32.337 $28.980 $24.160 $17.998 $25.137 $41.786 $61.688	655,813.184 720,501.000 855,808.000 1,020,156.169 1,209,082.625 1,277,000.000 1,304,317.681 1,727,823.304 2,052,935.851 1,646,464.597
Janus Aspen – Perkins Mid Cap Value Portfolio Subaccount Inceptions Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002 2001 2000	$15.415 $14.426 $12.580 $11.470 $9.770 $6.946 $9.106 $9.976 $10.000	$11.062 $15.415 $14.426 $12.580 $11.470 $9.770 $6.946 $9.106 $9.976	388,464.130 494,385.000 603,901.000 788,864.290 880,487.734 621,502.000 462,266.213 555,701.569 455,961.526
Janus Aspen – Money Market VP Subaccount Inception Date May 1, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$15.095 $14.492 $13.928 $13.620 $13.560 $13.531 $13.402 $12.943 $12.257 $11.752	$15.292 $15.095 $14.492 $13.928 $13.620 $13.560 $13.531 $13.402 $12.943 $12.257	1,367,955.894 1,096,084.000 859,866.000 744,044.652 891,351.100 1,531,120.000 2,496,422.245 3,622,376.113 3,426,876.640 2,812,034.805
Janus Aspen – Worldwide Growth Portfolio Subaccount Inception Date September 13, 1993	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$40.627 $37.302 $31.762 $30.200 $29.010 $23.548 $31.815 $41.286 $49.277 $30.160	$22.337 $40.627 $37.302 $31.762 $30.200 $29.010 $23.548 $31.815 $41.286 $49.277	527,928.099 579,397.000 639,794.000 742,158.974 950,329.320 1,187,813.000 1,495,345.050 1,853,389.190 2,112,001.905 1,946,606.109

10

Janus Annuity

Variable Annuity

Issued Through

WRL Series Annuity Account B

By

Western Reserve Life Assurance Co. of Ohio

Supplement Dated January 30, 2009

to the

Statement of Additional Information dated May 1, 2004

This supplement updates information in, and should be read in conjunction with, the statement of additional information dated May 1, 2004, that expands upon subjects discussed in the current prospectus for the Janus Annuity variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the statement of additional information dated May 1, 2004, by calling 1-800-851-9777 (Monday—Friday 8:30 a.m.—7:00 p.m. Eastern Time), or by writing us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001.

The following hereby amends and to the extent inconsistent replaces, the corresponding RECORDS AND REPORTS in the Statement of Additional Information:

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Western Reserve. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Western Reserve will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Western Reserve sends to you) you may only receive quarterly confirmations.

The following hereby amends and to the extent inconsistent replaces, the corresponding DISTRIBUTION OF THE CONTRACTS in the Statement of Additional Information:

DISTRIBUTION OF THE CONTRACTS

The Contracts are no longer being offered to new purchasers, but additional purchase payments may be made under existing Contacts.

Effective May 1, 2007 our affiliate, Transamerica Capital, Inc. (“TCI”), replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the contracts. TCI’s home office is located at 4600 S Syracuse St., Suite 1100, Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation. More information about TCI is available at

http://www.finra.org or by calling 1-800-289-9999.

Neither TCI nor AFSG is or was compensated for its service as principal underwriter of the contracts. During fiscal years 2007, 2006, and 2005, neither TCI nor AFSG paid commissions in connection with the sale of the Contracts.

The following hereby amends and to the extent inconsistent replaces, the corresponding LEGAL MATTERS in the Statement of Additional Information:

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

The following hereby amends and to the extent inconsistent replaces, the corresponding INDEPENDENT AUDITORS in the Statement of Additional Information:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007, and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

The following hereby amends and to the extent inconsistent replaces, the corresponding FINANCIAL STATEMENTS in the Statement of Additional Information:

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

2

Western Reserve Life Assurance Co. of Ohio

Unaudited Balance Sheet – Statutory Basis

(Dollars In Thousands)

As of September 30, 2008

Admitted assets
Cash and invested assets:
Bonds	$750,209
Preferred stocks	4,578
Common stocks of affiliated entities (cost: September 30, 2008 - $20,659 and 2007 - $20,659)	33,115
Mortgage loans on real estate	21,233
Home office properties	37,939
Cash, cash equivalents and short-term investments	210,100
Policy loans	425,955
Other invested assets	8,850

Total cash and invested assets	1,491,979
Investment income due and accrued	10,217
Premiums deferred and uncollected	4,613
Reinsurance receivable	4,342
Current federal and foreign income tax recoverable and interest thereon	7,321
Net deferred income tax asset	31,171
Receivable from parent, subsidiaries and affiliates	4,429
Cash surrender value of life insurance policies	65,719
Other admitted assets	7,910
Separate account assets	7,806,593

Total admitted assets	$9,434,294

Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,133,453
Annuity	623,861
Accident and Health	49
Liability for deposit-type contracts	14,623
Life policy and contract claim reserves	18,419
Other policyholders’ funds	52
Transfers to separate accounts due or accrued	(786,865)
Unearned investment income	11,077
Remittances and items not allocated	5,994
Asset valuation reserve	10,362
Funds held under coinsurance and other reinsurance treaties	14,716
Payable to affiliates	30,891
Amounts incurred under modified coinsurance agreements	2,352
Other liabilities	28,118
Separate account liabilities	7,806,593

Total liabilities	8,913,695
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500
Paid-in surplus	149,634
Unassigned surplus	368,465

Total capital and surplus	520,599

Total liabilities and capital and surplus	$9,434,294

UNAUDITED

Western Reserve Life Assurance Co. of Ohio

Unaudited Statement of Operations – Statutory Basis

(Dollars In Thousands)

For the Nine Months Ended September 30, 2008

Revenues:
Premiums and other considerations, net of reinsurance:
Life	$442,777
Annuity	261,412
Accident and health	239
Net investment income	46,102
Amortization of interest maintenance reserve	(371)
Commissions and expense allowances on reinsurance ceded	12,291
Reserve adjustments on reinsurance ceded	6,610
Income from fees associated with investment management, administration and contract guarantees for separate accounts	92,628
Income earned on company owned life insurance	1,753
Income from administrative service agreement with affiliate	24,813
Other income	4,483

892,737
Benefits and expenses:
Benefits paid or provided for:
Life	57,244
Surrender benefits	818,017
Annuity benefits	33,739
Other benefits	1,331
Increase in aggregate reserves for policies and contracts:
Life	77,711
Annuity	27,832
Accident and health	49

1,015,923
Insurance expenses:
Commissions	125,672
General insurance expenses	78,187
Taxes, licenses and fees	14,639
Net transfer from separate accounts	(402,717)
Other expenses	794

(183,425)

Total benefits and expenses	832,498

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	60,239
Dividends to policyholders	22

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	60,217
Federal income tax expense	24,022

Gain from operations before net realized capital gains (losses) on investments	36,195
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred from/to interest maintenance reserve)	(7,125)

Net income (loss)	$29,070

UNAUDITED

Western Reserve Life Assurance Co. of Ohio

Unaudited Statement of Changes in Capital and Surplus - Statutory Basis

(Dollars in thousands)

	Common Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2008	$2,500	$151,259	$334,944	$488,703
Net income	—	—	29,070	29,070
Change in net unrealized capital gains and losses	—	—	10,377	10,377
Change in net deferred income tax	—	—	11,434	11,434
Change in non-admitted assets	—	—	(13,187)	(13,187)
Change in asset valuation reserve	—	—	(3,266)	(3,266)
Surplus effect of reinsurance transaction	—	—	(907)	(907)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(1,625)	—	(1,625)

Balance at September 30, 2008	$2,500	$149,634	$368,465	$520,599

UNAUDITED

Western Reserve Life Assurance Co. of Ohio

Unaudited Statement of Cash Flow - Statutory Basis

(Dollars in thousands)

For the Nine Months Ended September 30, 2008

Operating activities
Premiums collected, net of reinsurance	$704,862
Net investment income received	48,383
Miscellaneous income received	140,051
Benefit and loss related payments	(901,932)
Commissions, expenses paid and aggregate write-ins for deductions	(225,267)
Net transfers to separate accounts and protected cell accounts	504,262
Dividends paid to policyholders	(22)
Federal and foreign income taxes paid	(31,657)

Net cash provided by operating activities	238,680
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	166,453
Mortgage loans on real estate	3,260
Miscellaneous proceeds	303

170,016
Cost of investments acquired:
Bonds	(225,895)
Real estate	(33)
Other invested assets	(484)
Miscellaneous applications	(2,415)

Total cost of investments acquired	(228,827)
Net increase in policy loans	(15,111)

Net cost of investments acquired	(243,938)

Net cash used in investing activities	(73,922)
Financing activities
Cash provided (applied):
Net deposits on deposit-type contracts and other insurance liabilities	474
Other cash applied	(765)

Net cash provided by financing activities	(291)

Increase in cash and short-term investments	164,467
Cash and short-term investments at beginning of year	45,633

Cash and short-term investments at end of period	$210,100

UNAUDITED

FINANCIAL STATEMENTS - UNAUDITED

Janus Annuity

WRL Series Annuity Account B

Janus Annuity

WRL Series Annuity Account B

Statement of Assets and Liabilities

Period Ended December 31, 2008

Total
Assets
Investment in securities:
Number of shares	27,455,326.710

Cost	$175,687,558

Investments in mutual funds, at net asset value	$129,770,841
Receivable for units sold	5,525

Total assets	129,776,366

Liabilities
Payable for units redeemed	6,012

$129,770,354

Net Assets:
Deferred annuity contracts terminable by owners	$129,770,354

Total net assets	$129,770,354

2

Janus Annuity

WRL Series Annuity Account B

Statement of Operations

Period Ended December 31, 2008

Total
Net investment income (loss)
Income:
Dividends	2,141,908
Expenses:
Administrative, mortality and expense risk charge	1,207,514

Net investment income (loss)	934,394
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,869,072

Proceeds from sales	51,026,915
Cost of investments sold	43,373,027

Net realized capital gains (losses) on investments	18,522,960
Net change in unrealized appreciation/depreciation of investments:

Beginning of period	$51,961,128

End of period	(45,916,717)
Net change in unrealized appreciation/depreciation of investments	(97,877,845)
Net realized and unrealized capital gains (losses) on investments	(79,354,885)
Increase (decrease) in net assets from operations	(78,420,491)

3

Janus Annuity

WRL Series Annuity Account B

Statement of Changes in Net Assets

Periods Ended December 31, 2007 and December 31, 2008

	Total
	2008	2007
Operations
Net investment income (loss)	$934,394	$1,212,835
Net realized capital gains (losses) on investments	18,522,960	14,461,481
Net change in unrealized appreciation/depreciation of investments	(97,877,845)	20,145,390

Increase (decrease) in net assets from operations	(78,420,491)	35,819,706
Contract transactions
Net contract purchase payments	1,114,394	1,219,062
Transfer payments from (to) other subaccounts or general account	(5,289,767)	(83,362)
Contract terminations, withdrawals, and other deductions	(16,883,739)	(24,999,347)
Contract maintenance charges	(43,999)	(46,952)

Increase (decrease) in net assets from contract transactions	(21,103,110)	(23,910,598)

Net increase (decrease) in net assets	(66,761,392)	11,909,108
Net assets:
Beginning of the period	179,838,060	217,384,848

End of the period	$129,770,354	$229,293,956

See accompanying notes.

4

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2007, 2006 and 2005

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Bonds	$696,849	$623,828
Preferred stocks	4,673	4,796
Common stocks of affiliated entities (cost: 2007 - $20,659 and 2006 - $19,901)	24,397	23,000
Mortgage loans on real estate	24,493	25,548
Home office properties	38,574	39,428
Cash, cash equivalents and short-term investments	45,633	112,307
Policy loans	410,844	344,781
Other invested assets	10,358	11,993

Total cash and invested assets	1,255,821	1,185,681
Net deferred income tax asset	30,879	30,527
Premiums deferred and uncollected	4,970	5,027
Reinsurance receivable	8,579	3,235
Receivable from parent, subsidiaries and affiliates	16,005	31,579
Investment income due and accrued	7,722	6,941
Cash surrender value of life insurance policies	63,948	61,729
Other admitted assets	7,386	7,665
Separate account assets	10,373,595	10,196,130

Total admitted assets	$11,768,905	$11,528,514

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,055,742	$986,405
Annuity	596,029	636,572
Life policy and contract claim reserves	15,373	12,884
Liability for deposit-type contracts	16,119	16,456
Other policyholders’ funds	50	50
Remittances and items not allocated	9,202	10,526
Borrowed funds	—	18,885
Federal and foreign income taxes payable	973	9,508
Transfers to separate account due or accrued	(888,410)	(931,425)
Asset valuation reserve	7,096	5,858
Funds held under coinsurance and other reinsurance treaties	16,541	16,095
Payable to affiliates	37,892	41,262
Amounts incurred under modified coinsurance agreements	3,607	4,351
Payable for securities	—	865
Unearned investment income	10,472	9,589
Other liabilities	25,921	27,405
Separate account liabilities	10,373,595	10,196,130

Total liabilities	11,280,202	11,061,416
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	151,259	151,781
Unassigned surplus	334,944	312,817

Total capital and surplus	488,703	467,098

Total liabilities and capital and surplus	$11,768,905	$11,528,514

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$583,890	$582,936	$578,361
Annuity	429,894	584,189	568,168
Net investment income	68,832	64,109	86,812
Amortization of interest maintenance reserve	(510)	(437)	45
Commissions and expense allowances on reinsurance ceded	11,826	9,385	3,383
Reserve adjustments on reinsurance ceded	10,216	8,451	(1,018)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	137,410	128,081	114,078
Income earned on company owned life insurance	2,323	2,257	2,267
Income from administrative service agreement with affiliate	38,629	36,528	—
Other income	6,130	5,320	7,615

	1,288,640	1,420,819	1,359,711
Benefits and expenses:
Benefits paid or provided for:
Life	74,138	65,610	80,266
Surrender benefits	1,206,556	1,047,578	963,670
Annuity benefits	49,912	47,275	40,836
Other benefits	1,564	2,587	2,586
Increase (decrease) in aggregate reserves for policies and contracts:
Life	69,337	34,451	511,178
Annuity	(40,543)	(56,276)	(78,445)

	1,360,964	1,141,225	1,520,091
Insurance expenses:
Commissions	174,497	167,682	156,876
General insurance expenses	111,553	101,204	92,552
Taxes, licenses and fees	20,455	16,459	15,204
Net transfers from separate accounts	(576,044)	(186,676)	(571,654)
Other expenses	947	1,274	1,527

	(268,592)	99,943	(305,495)

Total benefits and expenses	1,092,372	1,241,168	1,214,596

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	196,268	179,651	145,115
Dividends to policyholders	27	29	30

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	196,241	179,622	145,085
Federal income tax expense	61,963	67,978	39,955

Income from operations before net realized capital gains (losses) on investments	134,278	111,644	105,130
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(2,623)	345	(584)

Net income	$131,655	$111,989	$104,546

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,500	$151,019	$124,402	$277,921
Net income	—	—	104,546	104,546
Change in net unrealized capital gains and losses	—	—	17,411	17,411
Change in non-admitted assets	—	—	(27,593)	(27,593)
Change in asset valuation reserve	—	—	(2,828)	(2,828)
Change in liability for reinsurance in unauthorized companies	—	—	(259)	(259)
Change in surplus in separate accounts	—	—	(241)	(241)
Change in net deferred income tax asset	—	—	22,511	22,511
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	1,166	—	1,166

Balance at December 31, 2005	2,500	152,185	236,764	391,449
Net income	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	259	259
Change in surplus in separate accounts	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	24,874	24,874
Dividend to stockholder	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	1	1
Surplus effect of reinsurance transaction	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(404)	—	(404)
Correction of prior year error	—	—	21,246	21,246

Balance at December 31, 2006	2,500	151,781	312,817	467,098

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$2,500	$151,781	$312,817	$467,098
Net income	—	—	131,655	131,655
Change in net unrealized capital gains and losses	—	—	638	638
Change in non-admitted assets	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	8,842	8,842
Dividend to stockholder	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(522)	—	(522)

Balance at December 31, 2007	$2,500	$151,259	$334,944	$488,703

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$1,014,138	$1,167,315	$1,144,956
Net investment income received	73,854	71,408	92,755
Miscellaneous income received	204,010	187,060	118,762
Benefit and loss related payments	(1,333,939)	(1,165,987)	(1,093,337)
Commissions, expenses paid and aggregate write-ins for deductions	(311,221)	(282,359)	(271,622)
Net transfers to separate accounts and protected cell accounts	619,060	191,125	88,327
Dividends paid to policyholders	(27)	(29)	(30)
Federal and foreign income taxes paid	(69,082)	(60,364)	(53,662)

Net cash provided by operating activities	196,793	108,169	26,149
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	393,160	513,300	758,904
Preferred stocks	—	3,020	—
Common stocks	—	8,144	—
Mortgage loans on real estate	1,058	988	5,085
Other invested assets	—	—	3,750
Miscellaneous proceeds	7	962	245

Total investment proceeds	394,225	526,414	767,984
Cost of investments acquired:
Bonds	(467,479)	(465,786)	(778,751)
Preferred stocks	—	(2,488)	—
Common stocks	(758)	(4,126)	—
Mortgage loans on real estate	—	(8,501)	(6,208)
Real estate	(36)	(39)	(153)
Other invested assets	(1,335)	(484)	(1,007)
Miscellaneous applications	(4,506)	—	(31,061)

Total cost of investments acquired	(474,114)	(481,424)	(817,180)
Net increase in policy loans	(66,063)	(44,319)	(20,804)

Net cost of investments acquired	(540,177)	(525,743)	(837,984)

Net cash provided by (used in) investing activities	(145,952)	671	(70,000)

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	$(18,791)	$12,384	$6,407
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	(835)	(5,334)	5,284
Dividends to stockholder	(110,000)	(2,000)	—
Other cash provided (applied)	12,111	(31,789)	38,787

Net cash provided by (used in) financing and miscellaneous activities	(117,515)	(26,739)	50,478

Net increase (decrease) in cash, cash equivalents and short-term investments	(66,674)	82,101	6,627
Cash, cash equivalents and short-term investments:
Beginning of year	112,307	30,206	23,579

End of year	$45,633	$112,307	$30,206

Noncash proceeds:
Hybrid schedule reclass	$—	$4,308	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $4,308 as of December 31, 2006, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2007 or 2005.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2007, 2006 and 2005 net realized capital (losses) gains of $(177), $(2,235) and $(2,416), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(510), $(437) and $45, for the years ended December 31, 2007, 2006 and 2005, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $13, $20 and $28 has been excluded for the years ended December 31, 2007, 2006 and 2005, respectively, with respect to such practices.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $18,544, and a market value of $18,767, were subject to dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreements as of December 31, 2007.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $910,067, $1,092,584 and $1,095,820, in 2007, 2006 and 2005, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $137,410, $128,081 and $114,078, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense (benefit) of $(832), $(538) and $719 for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $310, $134 and $447 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006. The 2005 general account reserves have increased by $483,831, the amount of reserves that would have been recorded as of December 31, 2005 had this new approach been implemented at that time.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes and Corrections of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at January 1, 2006 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that increased unassigned surplus by $1 at January 1, 2006.

During the preparation of the 2006 financial statements, the Company discovered an error in the reporting of cost basis in two of its noninsurance subsidiaries. At December 31, 2005, total cost for these subsidiaries was reported at $400, which was understated by a total of $21,246. This correction is reflected as a separate adjustment to unassigned surplus, with an offset to change in unrealized capital gains and losses in 2006. There is no income or surplus effect in the current or any prior period as a result of this correction.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Fair values for bonds and preferred stocks are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices provided by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$45,633	$45,633	$112,307	$112,307
Bonds	696,849	694,605	623,828	619,432
Preferred stock	4,673	4,646	4,796	4,844
Mortgage loans on real estate	24,493	24,249	25,548	25,556
Policy loans	410,844	410,844	344,781	344,781
Separate account assets	10,373,595	10,373,595	10,196,130	10,196,130
Liabilities
Investment contract liabilities	607,967	606,177	652,763	652,027
Borrowed funds	—	—	18,885	18,885
Payable for securities	—	—	865	865
Separate account annuity liabilities	6,137,949	6,137,949	6,287,948	6,287,948

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$152,325	$5,531	$—	$1	$157,855
State, municipal and other government	4,494	115	—	58	4,551
Public utilities	14,942	345	32	—	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	696,849	10,070	4,890	7,424	694,605
Unaffiliated preferred stock	4,673	60	76	11	4,646

Total	$701,522	$10,130	$4,966	$7,435	$699,251

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$60,003	$6	$1,763	$68	$58,178
State, municipal and other government	6,851	240	1	—	7,090
Public utilities	23,975	397	102	—	24,270
Industrial and miscellaneous	184,399	2,577	2,703	360	183,913
Mortgage and other asset-backed securities	348,600	1,281	3,553	347	345,981

	623,828	4,501	8,122	775	619,432
Unaffiliated preferred stock	4,796	129	81	—	4,844

Total	$628,624	$4,630	$8,203	$775	$624,276

At December 31, 2007 and 2006, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 57 and 81 securities with a carrying amount of $181,439 and $312,735 and an unrealized loss of $4,966 and $8,203, with an average price of 97.3 and 98.3 (NAIC fair value/amortized cost). Of this portfolio, 97.43% and 98.92% were investment grade with associated unrealized losses of $4,645 and $7,999, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 59 and 54 securities with a carrying amount of $181,236 and $132,359 and an unrealized loss of $7,435 and $775 with an average price of 95.9 and 99.9 (NAIC fair value/amortized cost). Of this portfolio, 93.47% and 87.39% were investment grade with associated unrealized losses of $7,145 and $588, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2006 or 2007.

The actual cost, carrying value and fair value of the Company’s sub-prime mortgage- backed ABS holdings at December 31, 2007 are $75,364, $75,328 and $68,859, respectively.

The estimated fair value of bonds and preferred stock with gross unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$—	$823	$823
State, municipal and other government	—	1,851	1,851
Public utilities	4,963	—	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,589
Preferred stock	3,207	477	3,684

	$176,472	$173,801	$350,273

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$53,336	$3,382	$56,718
State, municipal and other government	345	—	345
Public utilities	7,904	4,999	12,903
Industrial and miscellaneous	96,635	29,104	125,739
Mortgage and other asset-backed securities	142,988	94,099	237,087

	301,208	131,584	432,792
Preferred stock	3,324	—	3,324

	$304,532	$131,584	$436,116

The carrying amount and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$24,050	$24,063
Due one through five years	142,162	141,987
Due five through ten years	39,191	39,448
Due after ten years	160,044	165,560

	365,447	371,058
Mortgage and other asset-backed securities	331,402	323,547

	$696,849	$694,605

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Income:
Bonds	$32,953	$32,693	$30,014
Preferred stocks	264	421	—
Common stock of affiliated entities	6,160	10,010	35,871
Mortgage loans on real estate	1,501	1,183	2,013
Real estate- home office properties	7,243	7,400	7,316
Policy loans	22,127	18,870	17,266
Cash, cash equivalents and short-term investments	9,852	4,722	2,090
Other	(2,503)	(2,443)	451

Gross investment income	77,597	72,856	95,021

Investment expenses	(8,765)	(8,747)	(8,209)

Net investment income	$68,832	$64,109	$86,812

Investment expenses include expenses for the occupancy of company-owned property of $3,759, $3,668 and $3,649 during 2007, 2006 and 2005, respectively, as well as depreciation expense on these properties of $890, $887 and $880, respectively.

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$393,160	$521,904	$758,904

Gross realized gains	$2,154	$1,685	$1,555
Gross realized losses	(2,426)	(4,689)	(5,273)

Net realized losses	$(272)	$(3,004)	$(3,718)

At December 31, 2007, bonds with an aggregate carrying value of $3,795 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Debt securities	$(272)	$(3,004)	$(3,718)
Common stock	—	(20)	—
Cash equivalents	(1,230)	—	—
Derivatives	(2,240)	(858)	(78)
Other invested assets	(164)	952	26

	(3,906)	(2,930)	(3,770)
Tax benefit	1,106	1,040	770
Transfer to interest maintenance reserve	177	2,235	2,416

Net realized capital gains (losses) on investments	$(2,623)	$345	$(584)

	Changes in Unrealized
	Year Ended December 31
	2007	2006	2005
Common stocks	$638	$(43,656)	$18,801
Other invested assets	—	—	(1,390)

Change in unrealized capital gains and losses	$638	$(43,656)	$17,411

The Company did not recognize any impairment write-downs for its investments in limited partnerships during the years ended December 31, 2007, 2006 or 2005.

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	Unrealized
	December 31
	2007	2006
Unrealized gains	$6,212	$5,574
Unrealized losses	(2,475)	(2,475)

Net unrealized gains	$3,737	$3,099

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2007, the Company did not issue any mortgage loans. During 2006, the Company issued one mortgage loan at an interest rate of 6.35%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 72%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement.

During 2007, 2006 and 2005, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2007, 2006 and 2005, the Company held a mortgage loan loss reserve in the asset valuation reserve of $233, $243 and $171, respectively.

At December 31, 2007, the Company had three Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from nine to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 are $2,053. There were no impairment losses, write-downs or reclassifications during 2007 related to these credits.

At December 31, 2006, the Company had two Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from five to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from ten to eleven years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2016 are $2,618. There were no impairment losses, write-downs, or reclassifications during 2006 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company did not recognize any unrealized gains or losses during 2007, 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company did not recognize any unrealized gains or losses during 2007 or 2006 for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$1,084,449	$1,229,963	$1,200,679
Reinsurance assumed – affiliated	3,853	2,382	791
Reinsurance ceded - affiliated	(48,572)	(43,611)	(36,972)
Reinsurance ceded – non-affiliated	(25,946)	(21,609)	(17,969)

Net premiums earned	$1,013,784	$1,167,125	$1,146,529

The Company received reinsurance recoveries in the amount of $37,977, $34,248 and $42,537 during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $14,863 and $13,933, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $112,489 and $84,897, respectively. As of December 31, 2007 and 2006, the amount of reserve credits for reinsurance ceded that represented affiliated companies were $75,935 and $62,002, respectively.

The net amount of the reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled is $4,740.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. For years ended December 31, 2007, 2006 and 2005, the amount charged directly to unassigned surplus was $ 1,185. At December 31, 2007, the Company holds collateral in the form of letters of credit of $61,000 from the assuming company.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance. For each of the years ended December 31, 2007 and 2006, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2007 and 2006 was $79,000 and $67,200, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2007	2006
Deferred tax assets:
Non-admitted assets	$6,650	$7,214
Tax-basis deferred acquisition costs	93,168	93,272
Reserves	135,841	138,064
Other	13,151	11,518

Total deferred income tax assets	248,810	250,068
Non-admitted deferred tax assets	165,305	156,815

Admitted deferred tax assets	83,505	93,253
Deferred tax liabilities:
§807(f) adjustment – liabilities	52,151	62,039
Other	475	687

Total deferred income tax liabilities	52,626	62,726

Net admitted deferred tax asset	$30,879	$30,527

The change in net deferred income tax assets is as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$248,810	$250,068	$(1,258)
Total deferred tax liabilities	52,626	62,726	(10,100)

Net deferred tax asset	$196,184	$187,342	$8,842

	December 31
	2006	2005	Change
Total deferred tax assets	$250,068	$236,815	$13,253
Total deferred tax liabilities	62,726	74,347	11,621

Net deferred tax asset	$187,342	$162,468	$24,874

Non-admitted deferred tax assets increased $8,490, $22,220 and $27,476 for 2007, 2006 and 2005, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$67,317	$61,842	$49,460
Deferred acquisition costs – tax basis	(314)	327	981
Amortization of IMR	179	153	(16)
Depreciation	(56)	(178)	(178)
Dividends received deduction	(8,946)	(11,099)	(25,155)
Low income housing credits	(3,198)	(3,167)	(3,157)
Reinsurance transactions	(423)	(339)	(415)
Reserves	6,380	17,750	17,967
Other	(82)	1,649	(302)

Federal income tax expense on operations and capital gains (losses) on investments	60,857	66,938	39,185
Less tax (benefit) on capital gains (losses)	(1,106)	(1,040)	(770)

Total federal income tax expense	$61,963	$67,978	$39,955

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$60,857	$66,938	$39,185
Change in net deferred income taxes	(8,842)	(24,874)	(22,511)

Total statutory income taxes	$52,015	$42,064	$16,674

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent, Transamerica Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. At December 31, 2006, the life subgroup had no loss carryforwards. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The consolidated tax group, in which the Company is included, incurred income taxes during 2007, 2006 and 2005 of $40,084, $0 and $286,973, respectively, which will be available for recoupment in the event of future net losses.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$20,695	0%	$21,059	0%
At book value less current surrender charge of 5% or more	81,307	1%	97,945	1%
At fair value	6,164,883	91%	6,322,414	91%

Total with adjustment or at market value	6,266,885	92%	6,441,418	92%
At book value without adjustment (minimal or no charge or adjustment)	431,030	6%	462,789	7%
Not subject to discretionary withdrawal	92,330	2%	78,598	1%

Total annuity reserves and deposit fund liabilities - before reinsurance	6,790,245	100%	6,982,805	100%

Less reinsurance ceded	35,260		33,153

Net annuity reserves and deposit fund liabilities	$6,754,985		$6,949,652

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$—	$—	$909,554	$909,554

Reserves at December 31, 2007 for accounts with assets at fair value	$—	$—	$—	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	6,062,603	6,062,603
At fair value	—	—	—	3,422,562	3,422,562
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,485,165	9,485,165
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$—	$—	$1,092,105	$1,092,105

Reserves at December 31, 2006 for accounts with assets at fair value	$—	$—	$—	$9,264,404	$9,264,404

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	9,264,404	9,264,404
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,264,404	9,264,404
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2006	$—	$—	$—	$9,264,404	$9,264,404

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$910,067	$1,092,584	$1,095,820
Transfers from Separate Accounts	1,484,712	1,758,650	1,671,242

Net transfers to (from) Separate Accounts	(574,645)	(666,066)	(575,422)
Reconciling adjustments:
Other	(1,399)	215	3,768

Transfers as reported in the Summary of Operations of the Company	$(576,044)	$(665,851)	$(571,654)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250
2006	Guaranteed Minimum Income Benefit	$1,787,240	$25,183	$3,152

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260
2006	Guaranteed Minimum Death Benefit	$6,564,098	$63,367	$33,153

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

December 31, 2006
Ordinary direct renewal business	$2,749	$1,475	$4,224
Ordinary new business	910	(107)	803

	$3,659	$1,368	$5,027

At December 31, 2007 and 2006, the Company had insurance in force aggregating $2,170,424 and $3,640,805 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $15,281 and $21,377 to cover these deficiencies at December 31, 2007 and 2006, respectively.

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without the prior approval of insurance regulatory authorities, is $131,655.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006 and 2005, the Company sold $32,428 and $51,983, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus retains such balances as non-admitted receivables. Agent receivables in the amount of $18,673 and $20,261 were non-admitted as of December 31, 2007 and 2006, respectively.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,829, $1,432 and $1,280 for 2007, 2006 and 2005, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $905, $864 and $836 for 2007, 2006 and 2005, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2007, 2006 and 2005 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $179, $147 and $126 for 2007, 2006 and 2005, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON USA, Inc. companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company is part of a Tax Allocation Agreement with its parent and other affiliated companies as described in Note 6. During 2007, 2006 and 2005, the Company paid $106,392, $94,305 and $91,667, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $38,629 and $36,528 from this agreement during 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2007, 2006 and 2005, the Company received $100,815, $91,726 and $85,975, respectively, for such services, which approximates their cost.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2007 and 2006, the Company has a net amount of $21,887 and $9,683, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2007, 2006 and 2005, the Company paid net interest of $1,954, $1,599 and $1,027, respectively, to affiliates.

At December 31, 2007, the Company had a short-term note receivable of $9,600 from AEGON USA, Inc. The note is due by September 27, 2008 and bears interest at 5.62%. This note is reported as a short-term investment.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2007 and 2006, the cash surrender value of these policies was $63,948 and $61,729, respectively.

The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively. No dividends were paid during 2005.

13. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,344 and $3,364 with no offsetting premium tax benefit at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(22), $36 and $59 for 2007, 2006 and 2005, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 100%/102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 100%/102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 100%/102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and 2006, respectively, securities in the amount of $158,452 and $59,321 were on loan under security lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash.

The Company has contingent commitments of $2,053 and $2,618 as of December 31, 2007 and 2006, respectively, for low income housing tax credit investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2007 and 2006 respectively, the Company pledged assets in the amount of $6,449 and $2,191 to satisfy the requirements of futures trading accounts.

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (SEC). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

14. Debt

The Company had an outstanding liability for borrowed money in the amount of $18,885 as of December 31, 2006, due to participation in dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreement at December 31, 2007. The Company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

15. Events (Unaudited) Subsequent to the Date of the Report of Independent Registered Public Accounting Firm

Unprecedented levels of credit events took place during 2008. The Company recognized impairments of $5,908 in its bond and short-term portfolios for the nine months ended September 30, 2008. Of this amount, $5,427 was impaired in the third quarter.

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$161,206	$167,011	$161,206
States, municipalities and political subdivisions	30,832	31,404	30,832
Foreign governments	3,662	3,722	3,662
Public utilities	14,942	15,255	14,942
All other corporate bonds	486,207	477,213	486,207
Preferred stock	4,673	4,646	4,673

Total fixed maturities	701,522	699,251	701,522
Mortgage loans on real estate	24,493		24,493
Real estate	38,574		38,574
Policy loans	410,844		410,844
Cash, cash equivalents and short-term investments	45,633		45,633
Other invested assets	10,358		10,358

Total investments	$1,231,424		$1,231,424

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2007
Individual life	$1,040,192	$14,956	$583,844	$42,731	$304,367	$241,395	$—
Group life	15,550	100	46	646	915	53	—
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)	—

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)	$—

Year ended December 31, 2006
Individual life	$971,044	$12,448	$582,703	$33,573	$727,802	$(178,400)	$—
Group life	15,361	198	233	694	445	55	—
Annuity	636,572	238	584,189	29,842	892,153	(200,887)	—

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)	$—

Year ended December 31, 2005
Individual life	$941,322	$18,346	$578,049	$34,086	$252,018	$244,614	$—
Group life	15,288	100	312	1,026	1,722	1,357	—
Annuity	692,848	2	568,168	51,700	782,520	(67,635)	—

	$1,649,458	$18,448	$1,146,529	$86,812	$1,036,260	$178,336	$—

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0
Annuity	437,105	7,212	—	429,893	0

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0
Annuity	591,578	7,389	—	584,189	0

	$1,229,963	$65,220	$2,382	$1,167,125	0%

Year ended December 31, 2005
Life insurance in force	$85,891,325	$35,360,079	$4,106,724	$50,531,246	0%

Premiums:
Individual life	$622,657	$45,399	$791	$578,049	0%
Group life	755	443	—	312	0
Annuity	577,267	9,099	—	568,168	0

	$1,200,679	$54,941	$791	$1,146,529	0%

FINANCIAL STATEMENTS

Janus Annuity

WRL Series Annuity Account B

Year Ended December 31, 2007

Janus Annuity

WRL Series Annuity Account B

Financial Statements

Year Ended December  31, 2007

Ernst & Young LLP	Phone: (515) 243-2727
Suite 3000	www.ey.com
801 Grand Avenue
Des Moines, IA 50309-2764

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Janus Annuity WRL Series Annuity Account B

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts constituting the Janus Annuity WRL Series Annuity Account B (comprised of the Money Market, Balanced, Fundamental Equity, Flexible Bond, Forty, Growth and Income, Global Life Sciences, Global Technology, International Growth, Large Cap Growth, Mid Cap Growth, Mid Cap Value, and Worldwide Growth subaccounts) as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Janus Annuity WRL Series Annuity Account B at December 31, 2007, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

March 21, 2008

A member firm of Ernst & Young Global Limited

1

Janus Annuity

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

	Money Market Subaccount	Balanced Subaccount	Fundamental Equity Subaccount	Flexible Bond Subaccount
Assets
Investment in securities:
Number of shares	16,543,908.420	651,506.487	384,753.657	544,354.989

Cost	$16,543,908	$16,452,001	$7,305,189	$6,395,331

Investments in mutual funds, at net asset value	$16,543,908	$19,577,770	$9,915,102	$6,238,308
Receivable for units sold	1,334	—	—	312

Total assets	16,545,242	19,577,770	9,915,102	6,238,620

Liabilities
Payable for units redeemed	—	692	143	—

	$16,545,242	$19,577,078	$9,914,959	$6,238,620

Net Assets:
Deferred annuity contracts terminable by owners	$16,545,242	$19,577,078	$9,914,959	$6,238,620

Total net assets	$16,545,242	$19,577,078	$9,914,959	$6,238,620

Accumulation units outstanding:
M&E - .65%	1,096,084	463,921	291,282	257,912

Accumulation unit value:
M&E - .65%	$15.094863	$42.199159	$34.038980	$24.188957

See accompanying notes.

2

Janus Annuity

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

	Forty Subaccount	Growth and Income Subaccount	Global Life Sciences Subaccount	Global Technology Subaccount
Assets
Investment in securities:
Number of shares	650,044.894	438,847.677	291,168.229	538,563.110

Cost	$18,622,090	$7,002,364	$2,474,284	$1,884,780

Investments in mutual funds, at net asset value	$26,768,849	$8,728,680	$3,386,287	$2,703,587
Receivable for units sold	—	34	—	37

Total assets	26,768,849	8,728,714	3,386,287	2,703,624

Liabilities
Payable for units redeemed	840	—	—	—

	$26,768,009	$8,728,714	$3,386,287	$2,703,624

Net Assets:
Deferred annuity contracts terminable by owners	$26,768,009	$8,728,714	$3,386,287	$2,703,624

Total net assets	$26,768,009	$8,728,714	$3,386,287	$2,703,624

Accumulation units outstanding:
M&E - .65%	659,277	417,744	246,457	508,395

Accumulation unit value:
M&E - .65%	$40.602055	$20.894882	$13.739873	$5.317956

See accompanying notes.

3

Janus Annuity

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

	International Growth Subaccount	Large Cap Growth Subaccount	Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	757,138.452	867,849.671	798,383.610

Cost	$26,779,401	$22,586,298	$21,740,789

Investments in mutual funds, at net asset value	$49,448,712	$22,928,588	$31,887,441
Receivable for units sold	7,183	—	—

Total assets	49,455,895	22,928,588	31,887,441

Liabilities
Payable for units redeemed	—	200	386

	$49,455,895	$22,928,388	$31,887,055

Net Assets:
Deferred annuity contracts terminable by owners	$49,455,895	$22,928,388	$31,887,055

Total net assets	$49,455,895	$22,928,388	$31,887,055

Accumulation units outstanding:
M&E - .65%	690,955	737,536	720,501

Accumulation unit value:
M&E - .65%	$71.576140	$31.087839	$44.256763

See accompanying notes.

4

Janus Annuity

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

	Mid Cap Value Subaccount	Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares	453,861.314	666,276.108

Cost	$6,733,692	$22,805,843

Investments in mutual funds, at net asset value	$7,620,331	$23,539,535
Receivable for units sold	443	—

Total assets	7,620,774	23,539,535

Liabilities
Payable for units redeemed	—	225

	$7,620,774	$23,539,310

Net Assets:
Deferred annuity contracts terminable by owners	$7,620,774	$23,539,310

Total net assets	$7,620,774	$23,539,310

Accumulation units outstanding:
M&E - .65%	494,385	579,397

Accumulation unit value:
M&E - .65%	$15.414656	$40.627227

See accompanying notes.

5

Janus Annuity

WRL Series Annuity Account B

Statements of Operations

Year Ended December 31, 2007

	Money Market Subaccount	Balanced Subaccount	Fundamental Equity Subaccount	Flexible Bond Subaccount
Net investment income (loss)
Income:
Dividends	$734,422	$495,872	$22,483	$312,268
Expenses:
Administrative, mortality and expense risk charge	101,255	127,316	68,142	42,029

Net investment income (loss)	633,167	368,556	(45,659)	270,239
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	62,168	—
Proceeds from sales	15,024,651	4,666,320	3,345,316	2,535,813
Cost of investments sold	15,024,651	3,883,211	2,480,784	2,688,022

Net realized capital gains (losses) on investments	—	783,109	926,700	(152,209)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	2,467,035	2,449,205	(418,522)
End of period	—	3,125,769	2,609,913	(157,023)

Net change in unrealized appreciation/depreciation of investments	—	658,734	160,708	261,499

Net realized and unrealized capital gains (losses) on investments	—	1,441,843	1,087,408	109,290

Increase (decrease) in net assets from operations	$633,167	$1,810,399	$1,041,749	$379,529

See accompanying notes.

6

Janus Annuity

WRL Series Annuity Account B

Statements of Operations

Year Ended December 31, 2007

	Forty Subaccount	Growth and Income Subaccount	Global Life Sciences Subaccount	Global Technology Subaccount
Net investment income (loss)
Income:
Dividends	$79,553	$186,611	$—	$11,575
Expenses:
Administrative, mortality and expense risk charge	143,537	62,841	21,929	16,334

Net investment income (loss)	(63,984)	123,770	(21,929)	(4,759)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,132,808	2,924,817	1,344,893	675,964
Cost of investments sold	3,314,359	2,335,783	1,006,763	480,477

Net realized capital gains (losses) on investments	818,449	589,034	338,130	195,487
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,094,105	1,648,703	579,446	539,336
End of period	8,146,759	1,726,316	912,003	818,807

Net change in unrealized appreciation/depreciation of investments	6,052,654	77,613	332,557	279,471

Net realized and unrealized capital gains (losses) on investments	6,871,103	666,647	670,687	474,958

Increase (decrease) in net assets from operations	$6,807,119	$790,417	$648,758	$470,199

See accompanying notes.

7

Janus Annuity

WRL Series Annuity Account B

Statements of Operations

Year Ended December 31, 2007

	International Growth Subaccount	Large Cap Growth Subaccount	Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$287,895	$167,183	$68,561
Expenses:
Administrative, mortality and expense risk charge	304,496	152,638	210,553

Net investment income (loss)	(16,601)	14,545	(141,992)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	178,642
Proceeds from sales	14,282,157	4,371,061	8,187,482
Cost of investments sold	6,858,500	4,555,262	5,858,134

Net realized capital gains (losses) on investments	7,423,657	(184,201)	2,507,990
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	18,908,248	(2,963,437)	6,333,720
End of period	22,669,311	342,290	10,146,652

Net change in unrealized appreciation/depreciation of investments	3,761,063	3,305,727	3,812,932

Net realized and unrealized capital gains (losses) on investments	11,184,720	3,121,526	6,320,922

Increase (decrease) in net assets from operations	$11,168,119	$3,136,071	$6,178,930

See accompanying notes.

8

Janus Annuity

WRL Series Annuity Account B

Statements of Operations

Year Ended December 31, 2007

	Mid Cap Value Subaccount	Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$130,020	$186,669
Expenses:
Administrative, mortality and expense risk charge	57,330	161,877

Net investment income (loss)	72,690	24,792
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	446,577	—
Proceeds from sales	3,068,049	3,867,231
Cost of investments sold	2,448,763	3,717,759

Net realized capital gains (losses) on investments	1,065,863	149,472
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,401,695	(1,223,796)
End of period	886,639	733,692

Net change in unrealized appreciation/depreciation of investments	(515,056)	1,957,488

Net realized and unrealized capital gains (losses) on investments	550,807	2,106,960

Increase (decrease) in net assets from operations	$623,497	$2,131,752

See accompanying notes.

9

Janus Annuity

WRL Series Annuity Account B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Money Market Subaccount		Balanced Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$633,167	$492,121	$368,556	$291,105
Net realized capital gains (losses) on investments	—	—	783,109	248,162
Net change in unrealized appreciation/depreciation of investments	—	—	658,734	1,280,227

Increase (decrease) in net assets from operations	633,167	492,121	1,810,399	1,819,494
Contract transactions
Net contract purchase payments	23,596	449,181	80,232	147,017
Transfer payments from (to) other subaccounts or general account	9,186,290	4,821,059	(291,418)	776,894
Contract terminations, withdrawals, and other deductions	(5,756,498)	(3,661,825)	(1,994,600)	(1,940,265)
Contract maintenance charges	(2,219)	(2,456)	(3,552)	(4,054)

Increase (decrease) in net assets from contract transactions	3,451,170	1,605,959	(2,209,340)	(1,020,408)

Net increase (decrease) in net assets	4,084,337	2,098,080	(398,941)	799,086
Net assets:
Beginning of the period	12,460,905	10,362,825	19,976,019	19,176,933

End of the period	$16,545,242	$12,460,905	$19,577,078	$19,976,019

See accompanying notes.

10

Janus Annuity

WRL Series Annuity Account B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Fundamental Equity Subaccount		Flexible Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(45,659)	$(56,616)	$270,239	$275,090
Net realized capital gains (losses) on investments	926,700	604,625	(152,209)	(188,866)
Net change in unrealized appreciation/depreciation of investments	160,708	465,688	261,499	141,275

Increase (decrease) in net assets from operations	1,041,749	1,013,697	379,529	227,499
Contract transactions
Net contract purchase payments	52,540	150,625	58,992	49,112
Transfer payments from (to) other subaccounts or general account	(1,194,066)	220,809	601,118	(832,839)
Contract terminations, withdrawals, and other deductions	(1,382,311)	(1,765,222)	(1,261,353)	(1,108,837)
Contract maintenance charges	(1,824)	(2,370)	(1,634)	(2,045)

Increase (decrease) in net assets from contract transactions	(2,525,661)	(1,396,158)	(602,877)	(1,894,609)

Net increase (decrease) in net assets	(1,483,912)	(382,461)	(223,348)	(1,667,110)
Net assets:
Beginning of the period	11,398,871	11,781,332	6,461,968	8,129,078

End of the period	$9,914,959	$11,398,871	$6,238,620	$6,461,968

See accompanying notes.

11

Janus Annuity

WRL Series Annuity Account B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Forty Subaccount		Growth and Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(63,984)	$(61,378)	$123,770	$115,060
Net realized capital gains (losses) on investments	818,449	160,656	589,034	321,579
Net change in unrealized appreciation/depreciation of investments	6,052,654	1,564,240	77,613	325,159

Increase (decrease) in net assets from operations	6,807,119	1,663,518	790,417	761,798
Contract transactions
Net contract purchase payments	149,457	293,825	56,689	96,598
Transfer payments from (to) other subaccounts or general account	1,392,809	(2,158,600)	(1,322,474)	(212,807)
Contract terminations, withdrawals, and other deductions	(1,937,094)	(1,841,331)	(1,292,197)	(1,089,848)
Contract maintenance charges	(4,678)	(6,192)	(2,077)	(2,683)

Increase (decrease) in net assets from contract transactions	(399,506)	(3,712,298)	(2,560,059)	(1,208,740)

Net increase (decrease) in net assets	6,407,613	(2,048,780)	(1,769,642)	(446,942)
Net assets:
Beginning of the period	20,360,396	22,409,176	10,498,356	10,945,298

End of the period	$26,768,009	$20,360,396	$8,728,714	$10,498,356

See accompanying notes.

12

Janus Annuity

WRL Series Annuity Account B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Global Life Sciences Subaccount		Global Technology Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(21,929)	$(25,340)	$(4,759)	$(16,848)
Net realized capital gains (losses) on investments	338,130	332,459	195,487	218,680
Net change in unrealized appreciation/depreciation of investments	332,557	(86,304)	279,471	(30,628)

Increase (decrease) in net assets from operations	648,758	220,815	470,199	171,204
Contract transactions
Net contract purchase payments	8,927	49,591	9,168	17,911
Transfer payments from (to) other subaccounts or general account	(436,335)	(272,909)	(124,474)	(83,516)
Contract terminations, withdrawals, and other deductions	(262,222)	(448,083)	(96,287)	(427,747)
Contract maintenance charges	(690)	(1,008)	(739)	(1,081)

Increase (decrease) in net assets from contract transactions	(690,319)	(672,409)	(212,331)	(494,433)

Net increase (decrease) in net assets	(41,561)	(451,594)	257,868	(323,229)
Net assets:
Beginning of the period	3,427,848	3,879,442	2,445,756	2,768,985

End of the period	$3,386,287	$3,427,848	$2,703,624	$2,445,756

See accompanying notes.

13

Janus Annuity

WRL Series Annuity Account B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	International Growth Subaccount		Large Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(16,601)	$471,977	$14,545	$(37,290)
Net realized capital gains (losses) on investments	7,423,657	3,070,086	(184,201)	(767,657)
Net change in unrealized appreciation/ depreciation of investments	3,761,063	9,524,798	3,305,727	3,100,413

Increase (decrease) in net assets from operations	11,168,119	13,066,861	3,136,071	2,295,466
Contract transactions
Net contract purchase payments	328,003	463,646	109,751	188,025
Transfer payments from (to) other subaccounts or general account	(2,050,813)	4,320,193	(1,454,281)	(1,196,075)
Contract terminations, withdrawals, and other deductions	(3,514,831)	(2,236,942)	(1,865,354)	(1,999,375)
Contract maintenance charges	(5,008)	(5,073)	(7,062)	(8,739)

Increase (decrease) in net assets from contract transactions	(5,242,649)	2,541,824	(3,216,946)	(3,016,164)

Net increase (decrease) in net assets	5,925,470	15,608,685	(80,875)	(720,698)
Net assets:
Beginning of the period	43,530,425	27,921,740	23,009,263	23,729,961

End of the period	$49,455,895	$43,530,425	$22,928,388	$23,009,263

See accompanying notes.

14

Janus Annuity

WRL Series Annuity Account B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Mid Cap Growth Subaccount		Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(141,992)	$(203,447)	$72,690	$47,341.00
Net realized capital gains (losses) on investments	2,507,990	988,008	1,065,863	907,994
Net change in unrealized appreciation/ depreciation of investments	3,812,932	3,024,300	(515,056)	246,086

Increase (decrease) in net assets from operations	6,178,930	3,808,861	623,497	1,201,421
Contract transactions
Net contract purchase payments	128,159	553,493	40,574	69,996
Transfer payments from (to) other subaccounts or general account	(2,831,012)	(3,630,006)	(726,762)	(1,256,258)
Contract terminations, withdrawals, and other deductions	(2,817,430)	(2,470,808)	(1,026,905)	(1,225,589)
Contract maintenance charges	(9,520)	(12,187)	(1,436)	(2,008)

Increase (decrease) in net assets from contract transactions	(5,529,803)	(5,559,508)	(1,714,529)	(2,413,859)

Net increase (decrease) in net assets	649,127	(1,750,647)	(1,091,032)	(1,212,438)
Net assets:
Beginning of the period	31,237,927	32,988,574	8,711,806	9,924,244

End of the period	$31,887,054	$31,237,927	$7,620,774	$8,711,806

See accompanying notes.

15

Janus Annuity

WRL Series Annuity Account B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Worldwide Growth Subaccount
	2007	2006
Operations
Net investment income (loss)	$24,792	$247,252
Net realized capital gains (losses) on investments	149,472	(770,642)
Net change in unrealized appreciation/depreciation of investments	1,957,488	4,125,330

Increase (decrease) in net assets from operations	2,131,752	3,601,940
Contract transactions
Net contract purchase payments	172,974	151,685
Transfer payments from (to) other subaccounts or general account	(831,944)	(1,226,210)
Contract terminations, withdrawals, and other deductions	(1,792,265)	(2,226,369)
Contract maintenance charges	(6,515)	(8,233)

Increase (decrease) in net assets from contract transactions	(2,457,750)	(3,309,127)

Net increase (decrease) in net assets	(325,998)	292,813
Net assets:
Beginning of the period	23,865,308	23,572,495

End of the period	$23,539,310	$23,865,308

See accompanying notes.

16

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Series Annuity Account B (the “Mutual Fund Account”) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (“WRL”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Mutual Fund Account contains thirteen investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding portfolio (each a “Series Fund” and collectively the “Series Funds”) of the Janus Aspen Series Trust (the “Trust”), which is registered as an open-ended management investment company under the Investment Company Act of 1940, as amended. The subaccount invests in the Institutional shares of the Trust.

Subaccount Investment by Fund:

Janus Aspen Series Trust

Money Market

Balanced

Fundamental Equity

Flexible Bond

Forty

Growth and Income

Global Life Sciences

Global Technology

International Growth

Large Cap Growth

Mid Cap Growth

Mid Cap Value

Worldwide Growth

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

17

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Money Market	$19,109,447	$15,024,651
Balanced	2,826,325	4,666,320
Fundamental Equity	836,477	3,345,316
Flexible Bond	2,201,529	2,535,813
Forty	3,670,278	4,132,808
Growth and Income	488,728	2,924,817
Global Life Sciences	632,669	1,344,893
Global Technology	458,861	675,964
International Growth	9,019,822	14,282,157
Large Cap Growth	1,168,905	4,371,061
Mid Cap Growth	2,694,860	8,187,482
Mid Cap Value	1,872,551	3,068,049
Worldwide Growth	1,434,623	3,867,231

18

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Money Market Subaccount	Balanced Subaccount	Fundamental Equity Subaccount
Units outstanding at January 1, 2006	744,045	548,981	417,200
Units purchased	800,013	58,740	66,808
Units redeemed and transferred	(684,192)	(87,870)	(114,478)

Units outstanding at December 31, 2006	859,866	519,851	369,530
Units purchased	1,595	1,995	1,601
Units redeemed and transferred	234,623	(57,925)	(79,849)

Units outstanding at December 31, 2007	1,096,084	463,921	291,282

	Flexible Bond Subaccount	Forty Subaccount	Growth and Income Subaccount
Units outstanding at January 1, 2006	370,049	816,074	607,674
Units purchased	60,374	46,774	70,537
Units redeemed and transferred	(146,329)	(180,346)	(135,325)

Units outstanding at December 31, 2006	284,094	682,502	542,886
Units purchased	2,534	4,126	2,772
Units redeemed and transferred	(28,716)	(27,351)	(127,914)

Units outstanding at December 31, 2007	257,912	659,277	417,744

19

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Global Life Sciences Subaccount	Global Technology Subaccount	International Growth Subaccount
Units outstanding at January 1, 2006	362,563	678,321	726,440
Units purchased	91,623	140,001	250,275
Units redeemed and transferred	(151,705)	(260,552)	(201,399)

Units outstanding at December 31, 2006	302,481	557,770	775,316
Units purchased	689	1,837	4,982
Units redeemed and transferred	(56,713)	(51,212)	(89,343)

Units outstanding at December 31, 2007	246,457	508,395	690,955

	Large Cap Growth Subaccount	Mid Cap Growth Subaccount	Mid Cap Value Subaccount
Units outstanding at January 1, 2006	965,847	1,020,156	788,864
Units purchased	20,456	82,315	126,958
Units redeemed and transferred	(139,997)	(246,663)	(311,921)

Units outstanding at December 31, 2006	846,306	855,808	603,901
Units purchased	3,665	3,154	2,631
Units redeemed and transferred	(112,435)	(138,461)	(112,147)

Units outstanding at December 31, 2007	737,536	720,501	494,385

20

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

Worldwide Growth Subaccount
Units outstanding at January 1, 2006	742,159
Units purchased	15,039
Units redeemed and transferred	(117,404)

Units outstanding at December 31, 2006	639,794
Units purchased	4,334
Units redeemed and transferred	(64,731)

Units outstanding at December 31, 2007	579,397

21

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
Money Market
	12/31/2007	1,096,084	$15.09	$16,545,242	4.71%	0.65%	4.16%
	12/31/2006	859,866	14.49	12,460,905	4.67	0.65	4.05
	12/31/2005	744,045	13.93	10,362,825	2.87	0.65	2.27
	12/31/2004	891,351	13.62	12,138,734	1.05	0.65	0.43
	12/31/2003	1,531,120	13.56	20,761,263	0.87	0.65	0.21
Balanced
	12/31/2007	463,921	42.20	19,577,078	2.54	0.65	9.82
	12/31/2006	519,851	38.43	19,976,019	2.16	0.65	10.00
	12/31/2005	548,981	34.93	19,176,933	2.28	0.65	7.25
	12/31/2004	598,062	32.57	19,478,743	2.21	0.65	7.82
	12/31/2003	692,269	30.21	20,911,337	2.15	0.65	13.31
Fundamental Equity
	12/31/2007	291,282	34.04	9,914,959	0.21	0.65	10.35
	12/31/2006	369,530	30.85	11,398,871	0.16	0.65	9.24
	12/31/2005	417,200	28.24	11,781,332	0.10	0.65	14.94
	12/31/2004	403,718	24.57	9,918,295	0.09	0.65	12.70
	12/31/2003	469,979	21.80	10,246,619	0.18	0.65	22.30
Flexible Bond
	12/31/2007	257,912	24.19	6,238,620	4.84	0.65	6.34
	12/31/2006	284,094	22.75	6,461,968	4.56	0.65	3.54
	12/31/2005	370,049	21.97	8,129,078	4.71	0.65	1.35
	12/31/2004	441,120	21.68	9,561,688	5.26	0.65	3.29
	12/31/2003	619,839	20.99	13,007,519	4.38	0.65	5.70
Forty
	12/31/2007	659,277	40.60	26,768,009	0.36	0.65	36.10
	12/31/2006	682,502	29.83	20,360,396	0.34	0.65	8.64
	12/31/2005	816,074	27.46	22,409,176	0.21	0.65	12.12
	12/31/2004	890,381	24.49	21,806,938	0.25	0.65	17.46
	12/31/2003	1,005,534	20.85	20,966,285	0.48	0.65	19.75

22

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
Growth and Income
	12/31/2007	417,744	$20.89	$8,728,714	1.34%	0.65%	8.05%
	12/31/2006	542,886	19.34	10,498,356	1.69	0.65	7.36
	12/31/2005	607,674	18.01	10,945,298	0.64	0.65	11.61
	12/31/2004	654,144	16.14	10,556,944	0.63	0.65	11.21
	12/31/2003	826,769	14.51	11,997,611	1.07	0.65	22.89
Global Life Sciences
	12/31/2007	246,457	13.74	3,386,287	—	0.65	21.24
	12/31/2006	302,481	11.33	3,427,848	—	0.65	5.91
	12/31/2005	362,563	10.70	3,879,442	—	0.65	11.87
	12/31/2004	427,397	9.56	4,088,018	—	0.65	13.83
	12/31/2003	454,880	8.40	3,822,269	—	0.65	25.41
Global Technology
	12/31/2007	508,395	5.32	2,703,624	0.46	0.65	21.28
	12/31/2006	557,770	4.38	2,445,756	—	0.65	7.42
	12/31/2005	678,321	4.08	2,768,985	—	0.65	10.98
	12/31/2004	1,146,207	3.68	4,216,218	—	0.65	0.23
	12/31/2003	1,457,610	3.67	5,349,405	—	0.65	45.80
International Growth
	12/31/2007	690,955	71.58	49,455,895	0.61	0.65	27.48
	12/31/2006	775,316	56.15	43,530,425	1.97	0.65	46.07
	12/31/2005	726,440	38.44	27,921,740	1.23	0.65	31.44
	12/31/2004	642,161	29.24	18,778,682	0.92	0.65	18.18
	12/31/2003	620,780	24.74	15,361,194	1.18	0.65	34.05
Large Cap Growth
	12/31/2007	737,536	31.09	22,928,388	0.71	0.65	14.34
	12/31/2006	846,306	27.19	23,009,263	0.48	0.65	10.66
	12/31/2005	965,847	24.57	23,729,961	0.33	0.65	3.61
	12/31/2004	1,228,593	23.71	29,131,765	0.14	0.65	3.84
	12/31/2003	1,652,555	22.84	37,737,226	0.10	0.65	30.88
Mid Cap Growth
	12/31/2007	720,501	44.26	31,887,055	0.21	0.65	21.25
	12/31/2006	855,808	36.50	31,237,927	—	0.65	12.88
	12/31/2005	1,020,156	32.34	32,988,574	—	0.65	11.58
	12/31/2004	1,209,083	28.98	35,039,797	—	0.65	19.96
	12/31/2003	1,277,000	24.16	30,849,482	—	0.65	34.23

23

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
Mid Cap Value
	12/31/2007	494,385	$15.41	$7,620,774	1.49%	0.65%	6.85%
	12/31/2006	603,901	14.43	8,711,806	1.18	0.65	14.67
	12/31/2005	788,864	12.58	9,924,244	0.83	0.65	9.72
	12/31/2004	880,488	11.47	10,096,020	3.39	0.65	17.42
	12/31/2003	621,502	9.77	6,069,155	0.29	0.65	40.58
Worldwide Growth
	12/31/2007	579,397	40.63	23,539,310	0.75	0.65	8.92
	12/31/2006	639,794	37.30	23,865,308	1.74	0.65	17.44
	12/31/2005	742,159	31.76	23,572,495	1.34	0.65	5.18
	12/31/2004	950,329	30.20	28,697,529	0.97	0.65	4.10
	12/31/2003	1,187,813	29.01	34,456,651	1.09	0.65	23.19

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

24

Janus Annuity

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

No deduction for sales expenses is made through purchase payments. On each anniversary through maturity date, WRL will deduct an annual Contract charge of $30 as partial compensation for providing administrative services under the Contracts. Deduction of the annual Contract charge is currently waived when the account value on the anniversary is equal to or greater than $25,000.

A daily charge equal to an annual rate of .65% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with the issuance and administration of the policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6. Income Taxes

Operations of the Mutual Fund Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

25

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the Separate Account. Note 1

	(2)		Not Applicable.

	(3)	Distribution Contracts

		(a)	Amended and Restated Master Agreement. Note 2
		(b)	Amended and restates Participation Agreement. Note 2
		(c)	Principal Underwriting and Distribution Agreement. Note 3
		(d)	First Amendment to Principal Underwriting and Distribution Agreement. Note 3
		(e)	Broker-Dealer Selling Agreement. Note 3
		(f)	Broker-Dealer Selling Agreement Termination Letter. Note 2
		(g)	Administrative Services Agreement. Note 2
		(h)	Second Amendment to Principal Underwriting Agreement. Note 3
		(i)	Third Amendment to Principal Underwriting Agreement. Note 4
		(j)	Principal Underwriting Agreement. Note 9
		(k)	Form of Life Insurance Company Product Sales Agreement. Note

	(4)	(a)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract. Note 1
		(b)	Form of Policy. Note 13

	(5)	(a)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. Note 5
		(b)	Endorsement (Form END00117-04/95). Note 6

	(6)	(a)	Second Amended Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 1
		(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 7
		(c)	Articles of Incorporation of Western Reserve Life Assurance co. of Ohio. Note 11
		(d)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 11

	(7)		Reinsurance Agreements. Note 8

	(8)	(a)	Amended and restates Participation Agreement (Janus). Note 2
		(b)	Participation Agreement (TST). Note 11
		(b)(1)	Amendment No. 32 to Participation Agreement (TST). Note 13

	(9)	(a)	Opinion and Consent of Counsel. Note 13
		(b)	Consent of Counsel. Note 12

	(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 13

	(11)		Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney. Note 13

Note 1.	Filed with Initial Filing to form N-4 Registration Statement (File No. 33-63246) on May 25, 1993.

Note 2.	Filed with Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 33-63246) on April 21, 2003.

Note 3.	Filed with Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 33-63246) on August 18, 1993.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-84773) on April 19, 2004.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 4 to form S-6 Registration Statement (File No. 333-23359) on April 21, 1999.

Note 6.	Filed with Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 33-63246) on April 28, 1995.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-82705) on April 21, 2000.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-93169) on April 14, 2003.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-14561) filed on November 6, 2008.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.

Note 11.	Incorporated herein by reference to Initial Filing on form N-4 Registration Statement (File No. 333-108525) filed on September 5, 2003.

Note 12.	Filed with Post-Effective Amendment No. 12 to form N-4 Registration Statement (File No. 33-63246) filed on April 23, 2004.

Note 13.	Filed Herewith

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Timmy L. Stonehocker 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Charles T. Boswell 570 Carillon Parkway St. Petersburg, FL 33716	Director and Chief Executive Officer

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

John R. Hunter 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chief Financial Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of January 1, 2009, there were 3,103 Contract owners.

Item 28.	Indemnification

Provisions exist under Ohio General Corporate Law (see e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio and the Amended Code of Regulations of Western Reserve Life Assurance Co. of Ohio may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	0	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of January, 2009

WRL SERIES ANNUITY ACCOUNT B

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Timmy L. Stonehocker	Director and Chairman of the Board	, 2009

* Charles T. Boswell	Director and Chief Executive Officer	, 2009

* Brenda K. Clancy	Director and President	, 2009

* John R. Hunter	Director and Chief Financial Officer	, 2009

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2009

* Eric J. Martin	Corporate Controller and Vice President	, 2009

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	January 28, 2009

*By:	Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 33-63246

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL Series Annuity Account B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(4)(b)	Form of Policy

(8)(b)(1)	Amendment No. 32 to Participation Agreement (TST)

(9)(a)	Opinion and Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(13)	Powers of Attorney

*	Page numbers included only in manually executed original.